SUBSEQUENT EVENTS (Details) - 1 months ended Sep. 30, 2024 - Two Zero Two One Executive And Key Employee Israeli Share Incentive Plan - CEO	Share SFr / shares shares	Share $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of options granted | Share	400,000	400,000
Vesting period	4 years	4 years
Options to shares of each instalment	100,000	100,000
Exercise Price For Options Purchase One
Disclosure of non-adjusting events after reporting period [line items]
Number of Share Options to purchase Ordinary shares granted	200,000	200,000
Exercise price | (per share)	SFr 7.12	$ 8
Exercise Price For Options Purchase Two
Disclosure of non-adjusting events after reporting period [line items]
Number of Share Options to purchase Ordinary shares granted	200,000	200,000
Exercise price | (per share)	SFr 5.34	$ 6